Revenue (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021
Revenue (Details) [Line Items]
Number of customers	2
Company revenue percentage		29.50%
Ownership percentage			100.00%
Revenues recognized (in Dollars)	$ 2,106,485	$ 249,084
Two customers [Member]
Revenue (Details) [Line Items]
Number of customers	2
Company revenue percentage	16.10%
Ownership percentage	10.80%
Receivable percentage		14.10%
One customer [Member]
Revenue (Details) [Line Items]
Number of customers		1
Company revenue percentage	30.00%
Ownership percentage	61.40%
Receivable percentage		32.10%
Three customers [Member]
Revenue (Details) [Line Items]
Number of customers		3
Receivable percentage		11.70%